RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Notional amount	$ 30,700		$ 27,700
Fair value	$ 35,500		$ 33,800
US$ denominated
Derivative [Line Items]
Notional amount		$ 24,200		$ 21,800
Fair value		$ 28,100		$ 26,500